Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets
3.  Goodwill and Intangible Assets
The carrying value of Goodwill was $1.9 billion as of December 31, 2023 and 2022. At December 31, 2023 and 2022, Blackstone determined there was no evidence of Goodwill impairment.
At December 31, 2023 and 2022, Goodwill has been allocated to each of Blackstone’s four segments as follows: Real Estate ($421.7 million), Private Equity ($870.0 million), Credit & Insurance ($366.7 million) and Multi-Asset Investing ($231.8 million).
Intangible Assets, Net consists of the following:

	December 31,
	2023	2022
Finite-Lived Intangible Assets/Contractual Rights	$1,769,372	$1,745,376
Accumulated Amortization	(1,568,164)	(1,528,089)

Intangible Assets, Net	$201,208	$217,287

Changes in Blackstone’s Intangible Assets, Net consists of the following:

	Year Ended December 31,
	2023	2022	2021
Balance, Beginning of Year	$217,287	$284,384	$347,955
Amortization Expense	(40,075)	(67,097)	(74,871)
Acquisitions	23,996	—	11,300

Balance, End of Year	$201,208	$217,287	$284,384

Amortization of Intangible Assets held at December 31, 2023 is expected to be $35.9 million, $35.9 million, $35.7 million, $34.6 million and $17.8 million for each of the years ending December 31, 2024, 2025, 2026, 2027 and 2028, respectively. Blackstone’s Intangible Assets as of December 31, 2023 are expected to amortize over a weighted-average period of 6.2 years.